CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS		9 Months Ended
	Jan. 24, 2020 USD ($)	Sep. 30, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (928)	$ (482,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Trust income reinvested in Trust Account		(691,470)
Changes in operating assets and liabilities:
Prepaid expenses		(386,229)
Accounts payable and accrued expenses		333,432
Net cash used in operating activities	0	(1,226,775)
Cash flows from investing activities:
Principal deposited in Trust Account	(600,000,000)	(690,000,000)
Cash withdrawn from Trust		652,000
Net cash used in investing activities		(689,348,000)
Cash flows from financing activities:
Proceeds from sale of private placement warrants		15,050,000
Proceeds from sale of units		690,000,000
Payment of underwriters' discount		(13,800,000)
Payment of offering costs		(649,398)
Advances received from Promissory note		460,885
Repayment of advances received from Promissory note		(230,885)
Net cash provided by financing activities		690,830,602
Increase in cash during period	0	255,827
Cash at beginning of period	0	0
Cash at end of period	0	255,827
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting compensation		24,150,000
Class A common stock subject to possible redemption		660,903,790
Offering costs paid by sponsor in exchange for founder shares		25,000
Deferred offering costs included in accounts payable and accrued expenses	$ 10,000	$ 64,294